Property, Plant and Equipment - Summary of Depreciation Expense of Property Plant and Equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Property Plant And Equipment [Line Items]
Depreciation expense	$ 1,068,550	$ 2,723,751
Cost of Sales
Property Plant And Equipment [Line Items]
Depreciation expense	303,274	1,902,214
Selling, general and administrative expenses
Property Plant And Equipment [Line Items]
Depreciation expense	$ 765,276	$ 821,537